Share capital	6 Months Ended
Mar. 31, 2024
Share capital
Share capital
8.	Share capital

As of March 31, 2024, the total number of ordinary shares of the Company outstanding is 166,314,238 with a par value of $0.0001.

	Number of ordinary	Share capital
	shares	$
September 30, 2023 – par value $0.0001	163,554,269	16,355

EMI exercised	1,579,900	158
Grants vested	1,180,069	118
March 31, 2024 – par value $0.0001	166,314,238	16,631